INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
Schedule of intangible assets and their related accumulated amortization

	Contract backlog	Customer base and customer relationship	Trade name	Trademark	Non-compete agreement	Software technology	Total
Balance as of January 1, 2012	$790	$8,964	$2,073	$3,026	$345	$—	$15,198
Acquisition	1,470	15,200	29,989	513	1,887	2,459	51,518
Amortization	(1,611)	(3,400)	(428)	(157)	(225)	(237)	(6,058)
Impairment	—	—	(2,836)	(2,679)	—	—	(5,515)
Foreign currency translation adjustments	3	54	84	9	10	—	160

Balance as of December 31, 2012	652	20,818	28,882	712	2,017	2,222	55,303
Amortization	(572)	(5,420)	(2,590)	(694)	(682)	(476)	(10,434)
Foreign currency translation adjustments	1	(279)	22	(18)	17	—	(257)

Balance as of December 31, 2013	$81	$15,119	$26,314	$—	$1,352	$1,746	$44,612

Gross carrying amount
Balance as of December 31, 2012	$3,143	$26,390	$29,388	$877	$2,246	$2,459	$64,503
Balance as of December 31, 2013	$3,143	$26,390	$29,388	$877	$2,246	$2,459	$64,503

Accumulated amortization
Balance as of December 31, 2012	$2,491	$5,572	$506	$165	$229	$237	$9,200
Balance as of December 31, 2013	$3,062	$11,271	$3,074	$877	$894	$713	$19,891